UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	4/30/14 (Unaudited)

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.3%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	1,084	$11,116
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	3,483	40,720
	Putnam Absolute Return 700 Fund Class Y (AFF)	11,141	138,929

	Total Absolute Return Funds (cost $188,479)		$190,765

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	105,663	1,352,481
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	17,220	296,192

	Total Asset Allocation Funds (cost $1,608,865)		$1,648,673

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	8,489	$8,489

	Total Fixed Income Funds (cost $8,489)		$8,489

	Total Investments (cost $1,805,833) (a)		$1,847,927

*	Percentages indicated are based on net assets of $1,847,520

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	10,456	$107,173
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	22,388	261,717
	Putnam Absolute Return 700 Fund Class Y (AFF)	71,604	892,896

	Total Absolute Return Funds (cost $1,238,155)		$1,261,786

	Asset Allocation Funds (88.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	608,264	7,785,785
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	161,113	2,771,135

	Total Asset Allocation Funds (cost $10,142,472)		$10,556,920

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	53,310	$53,310

	Total Fixed Income Funds (cost $53,310)		$53,310

	Total Investments (cost $11,433,937) (a)		$11,872,016

*	Percentages indicated are based on net assets of $11,869,434

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.3%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	27,830	$285,259
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	33,518	391,824
	Putnam Absolute Return 700 Fund Class Y (AFF)	107,201	1,336,802

	Total Absolute Return Funds (cost $1,978,160)		$2,013,885

	Asset Allocation Funds (88.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	677,348	8,670,055
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	407,836	7,014,787

	Total Asset Allocation Funds (cost $14,984,699)		$15,684,842

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	80,210	$80,210

	Total Fixed Income Funds (cost $80,210)		$80,210

	Total Investments (cost $17,043,069) (a)		$17,778,937

*	Percentages indicated are based on net assets of $17,775,486

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (13.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	60,976	$625,005
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	53,400	624,251
	Putnam Absolute Return 700 Fund Class Y (AFF)	141,011	1,758,411

	Total Absolute Return Funds (cost $2,959,636)		$3,007,667

	Asset Allocation Funds (86.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	507,895	6,501,052
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	783,152	13,470,218

	Total Asset Allocation Funds (cost $18,881,920)		$19,971,270

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	102,503	$102,503

	Total Fixed Income Funds (cost $102,503)		$102,503

	Total Investments (cost $21,944,059) (a)		$23,081,440

*	Percentages indicated are based on net assets of $23,076,353

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (17.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	80,537	$825,506
	Putnam Absolute Return 300 Fund Class Y (AFF)	21,478	230,894
	Putnam Absolute Return 500 Fund Class Y (AFF)	121,310	1,418,113
	Putnam Absolute Return 700 Fund Class Y (AFF)	251,420	3,135,208

	Total Absolute Return Funds (cost $5,517,819)		$5,609,721

	Asset Allocation Funds (80.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	133,159	$1,914,831
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	182,421	2,334,991
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,303,105	22,413,405

	Total Asset Allocation Funds (cost $24,709,328)		$26,663,227

	Fixed Income Funds (2.1%)*

	Putnam Money Market Fund Class A (AFF)	675,472	$675,472

	Total Fixed Income Funds (cost $675,472)		$675,472

	Total Investments (cost $30,902,619) (a)		$32,948,420

*	Percentages indicated are based on net assets of $32,941,559

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (23.9%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	134,784	$1,381,539
	Putnam Absolute Return 300 Fund Class Y (AFF)	116,345	1,250,708
	Putnam Absolute Return 500 Fund Class Y (AFF)	202,887	2,371,753
	Putnam Absolute Return 700 Fund Class Y (AFF)	425,656	5,307,931

	Total Absolute Return Funds (cost $10,158,657)		$10,311,931

	Asset Allocation Funds (73.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	834,679	$12,002,685
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,130,348	19,441,987

	Total Asset Allocation Funds (cost $29,127,215)		$31,444,672

	Fixed Income Funds (3.2%)*

	Putnam Money Market Fund Class A (AFF)	1,357,772	$1,357,772

	Total Fixed Income Funds (cost $1,357,772)		$1,357,772

	Total Investments (cost $40,643,644) (a)		$43,114,375

*	Percentages indicated are based on net assets of $43,101,855

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (32.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	182,148	$1,867,015
	Putnam Absolute Return 300 Fund Class Y (AFF)	262,257	2,819,262
	Putnam Absolute Return 500 Fund Class Y (AFF)	304,203	3,556,132
	Putnam Absolute Return 700 Fund Class Y (AFF)	473,313	5,902,217

	Total Absolute Return Funds (cost $13,966,104)		$14,144,626

	Asset Allocation Funds (63.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,494,557	$21,491,732
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	79,195	870,356
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	292,357	5,028,536

	Total Asset Allocation Funds (cost $25,496,742)		$27,390,624

	Fixed Income Funds (4.2%)*

	Putnam Money Market Fund Class A (AFF)	1,838,798	$1,838,798

	Total Fixed Income Funds (cost $1,838,798)		$1,838,798

	Total Investments (cost $41,301,644) (a)		$43,374,048

*	Percentages indicated are based on net assets of $43,364,222

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (43.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	200,993	$2,060,182
	Putnam Absolute Return 300 Fund Class Y (AFF)	372,454	4,003,882
	Putnam Absolute Return 500 Fund Class Y (AFF)	496,103	5,799,447
	Putnam Absolute Return 700 Fund Class Y (AFF)	339,301	4,231,083

	Total Absolute Return Funds (cost $15,926,358)		$16,094,594

	Asset Allocation Funds (51.6%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	940,389	$13,522,795
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	526,088	5,781,707
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $18,070,269)		$19,304,502

	Fixed Income Funds (5.4%)*

	Putnam Money Market Fund Class A (AFF)	2,032,602	$2,032,602

	Total Fixed Income Funds (cost $2,032,602)		$2,032,602

	Total Investments (cost $36,029,229) (a)		$37,431,698

*	Percentages indicated are based on net assets of $37,422,416

	Putnam RetirementReady 2015 Fund	Shares	Value
	Absolute Return Funds (54.9%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	200,972	$2,059,960
	Putnam Absolute Return 300 Fund Class Y (AFF)	424,567	4,564,092
	Putnam Absolute Return 500 Fund Class Y (AFF)	577,767	6,754,101
	Putnam Absolute Return 700 Fund Class Y (AFF)	88,930	1,108,953

	Total Absolute Return Funds (cost $14,379,497)		$14,487,106

	Asset Allocation Funds (39.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	170,857	$2,456,924
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	717,846	7,889,125
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $9,889,180)		$10,346,049

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,567,559	$1,567,559

	Total Fixed Income Funds (cost $1,567,559)		$1,567,559

	Total Investments (cost $25,836,236) (a)		$26,400,714

*	Percentages indicated are based on net assets of $26,392,822

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	163,159	$1,672,377
	Putnam Absolute Return 300 Fund Class Y (AFF)	362,594	3,897,885
	Putnam Absolute Return 500 Fund Class Y (AFF)	476,145	5,566,138
	Putnam Absolute Return 700 Fund Class Y (AFF)	—	—

	Total Absolute Return Funds (cost $11,042,237)		$11,136,400

	Asset Allocation Funds (34.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	576,051	6,330,799
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $6,148,387)		$6,330,799

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,101,032	$1,101,032

	Total Fixed Income Funds (cost $1,101,032)		$1,101,032

	Total Investments (cost $18,291,656) (a)		$18,568,231

*	Percentages indicated are based on net assets of $18,563,712
Notes to The fund's portfolio

	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

		Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes
	Putnam RetirementReady 2055 Fund
		$23,820	$(372)	$23,448	$1,824,479
	Putnam RetirementReady 2050 Fund
		43,462	(20,120)	23,342	11,848,674
	Putnam RetirementReady 2045 Fund
		317,750	(27,000)	290,750	17,488,187
	Putnam RetirementReady 2040 Fund
		708,712	(20,323)	688,389	22,393,051
	Putnam RetirementReady 2035 Fund
		1,864,483	(6,447)	1,858,036	31,090,384
	Putnam RetirementReady 2030 Fund
		2,458,818	(8,385)	2,450,433	40,663,942
	Putnam RetirementReady 2025 Fund
		2,049,756	(14,910)	2,034,846	41,339,202
	Putnam RetirementReady 2020 Fund
		1,348,647	(21,766)	1,326,881	36,104,817
	Putnam RetirementReady 2015 Fund
		504,761	(20,468)	484,293	25,916,421
	Putnam Retirement Income Fund Lifestyle 1
		211,125	(14,900)	196,225	18,372,006

	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

	Level 1 : Valuations based on quoted prices for identical securities in active markets.

	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

				Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2055 Fund	$ 1,847,927	$ —	$ —	$ 1,847,927
	Putnam RetirementReady 2050 Fund	11,872,016	—	—	11,872,016
	Putnam RetirementReady 2045 Fund	17,778,937	—	—	17,778,937
	Putnam RetirementReady 2040 Fund	23,081,440	—	—	23,081,440
	Putnam RetirementReady 2035 Fund	32,948,420	—	—	32,948,420
	Putnam RetirementReady 2030 Fund	43,114,375	—	—	43,114,375
	Putnam RetirementReady 2025 Fund	43,374,048	—	—	43,374,048
	Putnam RetirementReady 2020 Fund	37,431,698	—	—	37,431,698
	Putnam RetirementReady 2015 Fund	26,400,714	—	—	26,400,714
	Putnam Retirement Income Fund Lifestyle 1	18,568,231	—	—	18,568,231

	Affiliated transactions

	Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

	Putnam RetirementReady 2055 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 7,289	$ 19,627	$ 15,790	$ 178	$ —	$ 11,116
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	27,119	70,921	57,896	687	—	40,720
	Putnam Absolute Return 700 Fund Class Y	92,847	239,440	197,371	1,905	—	138,929
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	936,687	2,330,208	1,967,934	10,382	93,845	1,352,481
	Putnam Dynamic Asset Allocation Growth Fund Class Y	203,763	487,638	421,460	4,658	—	296,192
	Putnam Money Market Fund Class A	5,664	18,673	15,848	—	—	8,489

	Totals	$ 1,273,369	$ 3,166,507	$ 2,676,299	$ 17,810	$ 93,845	$ 1,847,927

	Putnam RetirementReady 2050 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 81,348	$ 100,975	$ 75,208	$ 1,643	$ —	$ 107,173
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	227,035	217,010	186,389	4,231	—	261,717
	Putnam Absolute Return 700 Fund Class Y	777,314	723,994	635,418	11,742	—	892,896
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,342,040	6,119,478	6,075,085	58,158	525,727	7,785,785
	Putnam Dynamic Asset Allocation Growth Fund Class Y	2,186,715	2,267,807	1,948,190	42,346	—	2,771,135
	Putnam Money Market Fund Class A	46,061	70,265	63,017	4	—	53,310

	Totals	$ 10,660,513	$ 9,499,529	$ 8,983,307	$ 118,124	$ 525,727	$ 11,872,016

	Putnam RetirementReady 2045 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 212,159	$ 241,248	$ 168,297	$ 4,178	$ —	$ 285,259
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	315,766	303,676	233,304	6,049	—	391,824
	Putnam Absolute Return 700 Fund Class Y	1,081,104	1,012,877	795,354	16,786	—	1,336,802
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,794,908	6,453,390	5,983,701	61,677	557,533	8,670,055
	Putnam Dynamic Asset Allocation Growth Fund Class Y	5,339,962	5,192,672	4,145,432	102,105	—	7,014,787
	Putnam Money Market Fund Class A	64,019	97,033	80,842	5	—	80,210

	Totals	$ 14,807,918	$ 13,300,896	$ 11,406,930	$ 190,800	$ 557,533	$ 17,778,937

	Putnam RetirementReady 2040 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 500,119	$ 518,301	$ 393,728	$ 9,809	$ —	$ 625,005
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	487,262	519,288	392,265	10,330	—	624,251
	Putnam Absolute Return 700 Fund Class Y	1,529,279	1,290,100	1,115,046	23,670	—	1,758,411
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,000,287	4,663,139	5,509,395	49,624	448,580	6,501,052
	Putnam Dynamic Asset Allocation Growth Fund Class Y	11,310,365	9,434,883	8,587,987	210,326	—	13,470,218
	Putnam Money Market Fund Class A	89,421	129,525	116,443	6	—	102,503

	Totals	$ 20,916,733	$ 16,555,236	$ 16,114,864	$ 303,765	$ 448,580	$ 23,081,440

	Putnam RetirementReady 2035 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 722,223	$ 537,501	$ 434,253	$ 13,445	$ —	$ 825,506
	Putnam Absolute Return 300 Fund Class Y	116,099	233,579	117,561	9,487	—	230,894
	Putnam Absolute Return 500 Fund Class Y	1,172,814	966,460	742,885	24,346	—	1,418,113
	Putnam Absolute Return 700 Fund Class Y	2,650,259	2,032,885	1,643,444	43,778	—	3,135,208
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	1,141,040	1,596,694	987,638	20,367	—	1,914,831
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	3,197,732	1,460,503	2,453,115	18,417	166,487	2,334,991
	Putnam Dynamic Asset Allocation Growth Fund Class Y	20,609,473	11,909,358	12,313,624	361,742	—	22,413,405
	Putnam Money Market Fund Class A	506,659	586,082	417,270	49	—	675,472

	Totals	$ 30,116,299	$ 19,323,062	$ 19,109,790	$ 491,631	$ 166,487	$ 32,948,420

	Putnam RetirementReady 2030 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 1,145,225	$ 934,471	$ 698,475	$ 22,224	$ —	$ 1,381,539
	Putnam Absolute Return 300 Fund Class Y	882,116	993,549	618,742	50,753	—	1,250,708
	Putnam Absolute Return 500 Fund Class Y	2,053,158	1,486,903	1,205,397	40,221	—	2,371,753
	Putnam Absolute Return 700 Fund Class Y	4,590,799	3,247,362	2,693,912	73,215	—	5,307,931
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	8,607,927	8,384,588	6,038,866	134,126	—	12,002,685
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	21,178,362	10,449,442	14,163,210	310,157	—	19,441,987
	Putnam Money Market Fund Class A	1,126,522	1,006,041	774,790	97	—	1,357,772

	Totals	$ 39,584,109	$ 26,502,356	$ 26,193,392	$ 630,793	$ —	$ 43,114,375

	Putnam RetirementReady 2025 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 1,651,807	$ 1,200,656	$ 984,853	$ 32,233	$ —	$ 1,867,015
	Putnam Absolute Return 300 Fund Class Y	2,364,828	1,957,076	1,483,831	122,782	—	2,819,262
	Putnam Absolute Return 500 Fund Class Y	3,102,118	2,272,404	1,874,868	64,720	—	3,556,132
	Putnam Absolute Return 700 Fund Class Y	5,684,199	3,159,447	3,126,885	87,367	—	5,902,217
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	20,139,619	11,200,472	11,827,059	265,720	—	21,491,732
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	423,051	846,528	451,460	11,136	—	870,356
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	7,586,221	2,587,976	5,696,956	85,885	—	5,028,536
	Putnam Money Market Fund Class A	1,631,772	1,273,472	1,066,447	136	—	1,838,798

	Totals	$ 42,583,615	$ 24,498,031	$ 26,512,359	$ 669,979	$ —	$ 43,374,048

	Putnam RetirementReady 2020 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 1,862,908	$ 1,184,313	$ 986,607	$ 35,104	$ —	$ 2,060,182
	Putnam Absolute Return 300 Fund Class Y	3,563,325	2,382,003	1,915,555	172,095	—	4,003,882
	Putnam Absolute Return 500 Fund Class Y	4,909,116	3,557,312	2,759,624	104,170	—	5,799,447
	Putnam Absolute Return 700 Fund Class Y	4,492,246	1,982,514	2,374,588	61,813	—	4,231,083
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	15,568,340	6,240,951	9,538,595	178,060	—	13,522,795
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	4,440,471	3,752,979	2,762,636	78,742	—	5,781,707
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
	Putnam Money Market Fund Class A	1,843,122	1,257,624	1,068,144	150	—	2,032,602

	Totals	$ 36,679,528	$ 20,357,696	$ 21,405,749	$ 630,134	$ —	$ 37,431,698

	Putnam RetirementReady 2015 Fund
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 1,775,767	$ 1,395,683	$ 1,111,599	$ 33,023	$ —	$ 2,059,960
	Putnam Absolute Return 300 Fund Class Y	3,865,788	3,185,820	2,461,334	184,594	—	4,564,092
	Putnam Absolute Return 500 Fund Class Y	5,909,177	4,389,908	3,647,357	114,135	—	6,754,101
	Putnam Absolute Return 700 Fund Class Y	1,483,843	647,284	1,053,470	15,242	—	1,108,953
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	3,668,380	1,452,867	2,883,653	34,813	—	2,456,924
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,924,648	4,897,237	4,389,399	105,852	—	7,889,125
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
	Putnam Money Market Fund Class A	1,466,160	1,014,976	913,577	111	—	1,567,559

	Totals	$ 25,093,763	$ 16,983,775	$ 16,460,389	$ 487,770	$ —	$ 26,400,714

	Putnam Retirement Income Fund Lifestyle 1
	Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Absolute Return 100 Fund Class Y	$ 2,138,822	$ 1,652,402	$ 2,115,408	$ 37,485	$ —	$ 1,672,377
	Putnam Absolute Return 300 Fund Class Y	5,013,807	3,874,965	4,940,058	220,411	—	3,897,885
	Putnam Absolute Return 500 Fund Class Y	7,236,108	5,287,712	7,051,194	131,558	—	5,566,138
	Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	8,275,855	5,896,322	8,313,813	108,622	—	6,330,799
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
	Putnam Money Market Fund Class A	1,415,529	1,135,409	1,449,907	99	—	1,101,032

	Totals	$ 24,080,121	$ 17,846,810	$ 23,870,380	$ 498,175	$ —	$ 18,568,231

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014